UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    January 14, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $316022



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    24346   325703 SH       SOLE                   101938            223765
American Intl Group            COMMON STOCK     026874107      218     2014 SH       SOLE                      487              1527
American Tel & Tel             COMMON STOCK     001957109     5895   116017 SH       SOLE                    46317             69700
Anheuser Busch                 COMMON STOCK     035229103     1257    17735 SH       SOLE                     3275             14460
Associates First Capital Corp  COMMON STOCK     046008108     4671   170258 SH       SOLE                    57270            112988
Avon Products Inc              COMMON STOCK     054303102     3618   109626 SH       SOLE                    35596             74030
BMC Software                   COMMON STOCK     055921100    10574   132280 SH       SOLE                    46665             85615
Borders Group                  COMMON STOCK     099709107    14185   872938 SH       SOLE                   258758            614180
Cendant Corp                   COMMON STOCK     151313103    19017   715946 SH       SOLE                   205676            510270
Cisco Systems                  COMMON STOCK     17275R102    11035   103009 SH       SOLE                    36294             66715
Disney Walt                    COMMON STOCK     254687106      222     7600 SH       SOLE                      400              7200
Enron Corp                     COMMON STOCK     293561106    11653   262600 SH       SOLE                    88050            174550
Exxon Mobil Corp               COMMON STOCK     30231g102      306     3800 SH       SOLE                                       3800
Freddie Mac                    COMMON STOCK     313400301     5779   122800 SH       SOLE                    41725             81075
GTE Corp                       COMMON STOCK     362320103     8231   116650 SH       SOLE                    39390             77260
Gemstar Intl Group LTD         COMMON STOCK     G3788V106      499     7000 SH       SOLE                                       7000
General Elec Co                COMMON STOCK     369604103      933     6026 SH       SOLE                     1670              4356
Gillette                       COMMON STOCK     375766102      222     5400 SH       SOLE                                       5400
H & R Block Inc                COMMON STOCK     093671105     6321   144480 SH       SOLE                    50300             94180
Household Intl                 COMMON STOCK     441815107     7316   196391 SH       SOLE                    61862            134529
IMS Health Inc                 COMMON STOCK     449934108     7334   269750 SH       SOLE                    90685            179065
Int'l Business Mach            COMMON STOCK     459200101     8251    76485 SH       SOLE                    24165             52320
Intel Corp                     COMMON STOCK     458140100     9118   110775 SH       SOLE                    35405             75370
Interpublic Group Cos Inc      COMMON STOCK     460690100     8061   139730 SH       SOLE                    49715             90015
Johnson & Johnson              COMMON STOCK     478160104     8310    89115 SH       SOLE                    29905             59210
Johnson Controls               COMMON STOCK     478366107      409     7200 SH       SOLE                                       7200
Kroger Co                      COMMON STOCK     501044101     5447   288570 SH       SOLE                    78500            210070
Linear Tech                    COMMON STOCK     535678106      358     5000 SH       SOLE                                       5000
Lowe's Companies Inc           COMMON STOCK     548661107     1506    25200 SH       SOLE                      700             24500
Lucent Technologies Inc        COMMON STOCK     549463107      381     5086 SH       SOLE                                       5086
MBNA Corp                      COMMON STOCK     55262L100     7557   277314 SH       SOLE                    97990            179324
MCI Worldcom Inc               COMMON STOCK     55268B106     7075   133342 SH       SOLE                    46770             86572
McDonald's Corp                COMMON STOCK     580135101      453    11240 SH       SOLE                                      11240
Microsoft Corp                 COMMON STOCK     594918104      235     2015 SH       SOLE                     1115               900
Minerals Technologies          COMMON STOCK     603158106     5119   127784 SH       SOLE                    41449             86335
Old Kent Fin'l                 COMMON STOCK                    271     7655 SH       SOLE                                       7655
Oracle Corp                    COMMON STOCK     68389X105      639     5700 SH       SOLE                      670              5030
Pepsico                        COMMON STOCK     713448108     3723   105626 SH       SOLE                    34841             70785
Pfizer                         COMMON STOCK     717081103      674    20770 SH       SOLE                      880             19890
Philip Morris                  COMMON STOCK     718154107     4474   194507 SH       SOLE                    68277            126230
Pitney Bowes                   COMMON STOCK     724479100     5545   114770 SH       SOLE                    39230             75540
QualComm Inc                   COMMON STOCK     747525103    75708   429852 SH       SOLE                   136040            293812
Solectron Corp                 COMMON STOCK     834182107     6708    70515 SH       SOLE                    23895             46620
Standard & Poors Dep Rcpts     COMMON STOCK     78462F103      960     6535 SH       SOLE                     6535
TCF Financial Corp             COMMON STOCK     872275102      298    12000 SH       SOLE                                      12000
Warner-Lambert                 COMMON STOCK     934488107     5916    72205 SH       SOLE                    27345             44860
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      647 35285.342SH       SOLE                                  35285.342
Janus Investment Fd Growth & I MUTUAL FUNDS     471023200     2211 52725.358SH       SOLE                52725.358
Janus Worldwide Fund           MUTUAL FUNDS     471023309      916 11984.525SH       SOLE                11984.525
SEI Core Intl Equity Fund      MUTUAL FUNDS     78411r109      244 17061.234SH       SOLE                 9549.274          7511.960
SEI Tax Managed Large Cap Fund MUTUAL FUNDS     783925571      298 21251.579SH       SOLE                                  21251.579
Vanguard Windsor II            MUTUAL FUNDS     922018205      877 35119.058SH       SOLE                35119.058